Sale Of Management & Consolidation/Deconsolidation of Navios Containers - Consolidation of Navios Containers (Table) (Details) $ in Thousands	11 Months Ended
Nov. 30, 2018 USD ($)
Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	$ 6,269
Fair value of noncontrolling interest (96.3%)	165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Current assets (including cash and restricted cash of $24,400)	27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$ 58,122